JPMorgan Sustainable Municipal Income Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.4% (a)
Alabama — 0.6%
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	645	661
Lower Alabama Gas District (The) Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,089
Total Alabama		1,750
Alaska — 0.1%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	360	364
Arizona — 2.9%
Arizona Industrial Development Authority, Academies of Math & Science Projects Rev., 5.00%, 7/1/2032 (c)	300	312
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project
Series 2021A, Rev., 3.00%, 12/15/2031 (c)	260	230
Series 2021A, Rev., 4.00%, 12/15/2041 (c)	250	230
Arizona Industrial Development Authority, Equitable School Revolving Fund Series 2021A, Rev., 4.00%, 11/1/2030	1,000	1,029
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 5.00%, 7/1/2033	310	328
Series 2021A, Rev., 4.00%, 7/1/2035	370	355
Series 2021A, Rev., 4.00%, 7/1/2036	155	148
Series 2021A, Rev., 4.00%, 7/1/2041	500	466
Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 4.00%, 7/15/2030 (c)	250	245
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (c)	750	738
Arizona State University Series 2015A, Rev., 5.00%, 7/1/2028	75	81
City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,284
La Paz County Industrial Development Authority
Rev., 4.00%, 2/15/2041	420	394
Rev., 4.00%, 2/15/2046	335	304
Maricopa County Industrial Development Authority
Series 2021A, Rev., 4.00%, 7/1/2031 (c)	250	234
Series 2019A, Rev., 5.00%, 9/1/2032	200	217
Series 2021A, Rev., 4.00%, 7/1/2041 (c)	200	172
University of Arizona (The), Stimulus Plan for Economic and Educational Development
Series 2020A, Rev., 5.00%, 8/1/2025	250	271
Series 2020A, Rev., 5.00%, 8/1/2027	750	844
Total Arizona		8,882
California — 4.5%
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (c)	300	247
California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047 (c)	500	413
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Rev., 4.00%, 6/1/2027 (c)	300	301
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2022	100	100
Rev., 3.00%, 8/1/2025	50	51
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.
Series 2021A, Rev., 4.00%, 12/1/2026 (c)	100	102
Series 2021A, Rev., 5.00%, 12/1/2027 (c)	50	53
Series 2021A, Rev., 5.00%, 12/1/2028 (c)	60	64
Series 2021A, Rev., 5.00%, 12/1/2029 (c)	100	108
Series 2021A, Rev., 5.00%, 12/1/2031 (c)	65	70

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	442
California Municipal Finance Authority, San Antonio Gardens Project Series 2022B2, Rev., 2.13%, 11/15/2026	410	384
California Public Finance Authority, Enso Village Project
Series 2021B-1, Rev., 3.13%, 5/15/2029 (c)	300	282
Series 2021A, Rev., 5.00%, 11/15/2036 (c)	300	307
California School Finance Authority, Classical Academies Oceanside Project
Series 2022A, Rev., 4.00%, 10/1/2027 (c) (d)	500	509
Series 2022A, Rev., 5.00%, 10/1/2032 (c) (d)	700	741
California School Finance Authority, John Adams Academies Series 2022A, Rev., 4.50%, 7/1/2032 (c) (d)	850	853
California School Finance Authority, Kipp Social Projects
Series 2020A, Rev., 5.00%, 7/1/2027 (c)	80	87
Series 2020A, Rev., 5.00%, 7/1/2028 (c)	110	121
Series 2020A, Rev., 5.00%, 7/1/2029 (c)	140	155
Series 2020A, Rev., 5.00%, 7/1/2030 (c)	100	111
Series 2020A, Rev., 4.00%, 7/1/2040 (c)	295	290
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645	2,168
California Statewide Communities Development Authority, Front Porch Communities Series 2021A, Rev., 4.00%, 4/1/2039	1,000	988
CSCDA Community Improvement Authority, Essential Housing, Altana-Glendale Rev., 5.00%, 9/1/2037 (c)	175	175
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (c)	500	443
East Bay Municipal Utility District Water System Series 2022A, Rev., 5.00%, 6/1/2033 (d)	2,500	3,042
Eastern Municipal Water District Financing Authority
Series 2020A, Rev., 5.00%, 7/1/2035	500	580
Series 2020A, Rev., 5.00%, 7/1/2036	500	578
State of California, Department of Veterans Affairs, Farm and Home Purchase Program Series B, Rev., 3.50%, 12/1/2045	280	283
Total California		14,048
Colorado — 4.2%
Aspen Fire Protection District
COP, 4.00%, 12/1/2034	200	213
COP, 4.00%, 12/1/2035	225	239
COP, 4.00%, 12/1/2036	350	371
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2027	35	35
Rev., 4.00%, 5/1/2029	35	35
Rev., 4.00%, 5/1/2030	30	29
Rev., 4.00%, 5/1/2031	30	29
Rev., 4.00%, 5/1/2041	90	83
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 4.00%, 12/1/2030 (c)	595	557
Colorado Educational and Cultural Facilities Authority, Golden View Classical Academy Projects
Rev., 4.00%, 1/1/2026	200	201
Rev., 4.00%, 1/1/2032	475	467
Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project Rev., 5.00%, 9/1/2022	470	474
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2034 (c)	300	297
Colorado Health Facilities Authority, Tax Exempt Series 2021B-3, Rev., 2.13%, 5/15/2028	300	287
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2019F, Rev., GNMA COLL, 4.25%, 11/1/2049	230	238
Series 2020H, Rev., GNMA COLL, 3.00%, 5/1/2050	915	913
Series 2020B, Rev., 3.75%, 5/1/2050	1,735	1,768

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado School of Mines, Institutional Enterprise Series 2018A, Rev., (ICE LIBOR USD 1 Month + 0.50%), 1.21%, 7/1/2022 (e)	930	926
IDK PARTNERS III Series 1999A, Rev., 5.10%, 8/1/2023 ‡	—	—
Pueblo City Schools GO, 5.00%, 12/15/2031	3,000	3,496
State of Colorado
COP, 4.00%, 6/15/2039	1,000	1,031
COP, 4.00%, 6/15/2040	1,320	1,358
Total Colorado		13,047
Connecticut — 1.9%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series D-1, Rev., 1.45%, 5/15/2023	1,020	1,016
Series D-1, Rev., 1.50%, 11/15/2023	1,220	1,211
Series 2020A-1, Rev., 3.50%, 11/15/2045	1,090	1,101
Series A-1, Rev., 4.00%, 11/15/2045	110	112
Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	500	511
Subseries A-1, Rev., 4.00%, 11/15/2047	180	184
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Series B, Rev., 1.80%, 7/1/2024 (b)	225	223
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250	278
University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250	1,393
Total Connecticut		6,029
Delaware — 0.9%
Delaware State Economic Development Authority, Aspria of Delaware Charter Operations inc. Projects Series 2022A, Rev., 4.00%, 6/1/2042	250	232
Delaware State Economic Development Authority, Newark Charter School, Inc. Project Rev., 4.00%, 9/1/2028	225	228
Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200	2,362
Total Delaware		2,822
District of Columbia — 2.2%
District of Columbia
Rev., 5.00%, 4/1/2027	150	165
Rev., 5.00%, 4/1/2028	160	178
Rev., 3.00%, 6/1/2030	1,000	933
Series 2021A, Rev., 5.00%, 6/1/2031 (c)	400	421
Rev., 5.00%, 6/1/2040	1,000	1,046
Rev., 5.00%, 6/1/2050	500	516
District of Columbia Water & Sewer Authority Series A, Rev., 5.00%, 10/1/2045	1,500	1,609
District of Columbia, Gallaudet University Project
Series 2021A, Rev., 4.00%, 4/1/2033	165	172
Series 2021A, Rev., 4.00%, 4/1/2034	160	165
Series 2021A, Rev., 4.00%, 4/1/2035	200	205
Series 2021A, Rev., 4.00%, 4/1/2036	200	204
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2025	1,000	1,079
Total District of Columbia		6,693
Florida — 8.8%
Broward County, Water and Sewer Utility Series 2019A, Rev., 5.00%, 10/1/2038	3,000	3,464
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (c)	150	140

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2035	1,375	1,249
Rev., 4.00%, 9/1/2040	1,000	954
City of Port St. Lucie, Utility System Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,359
County of Broward, Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2023 (f)	835	858
Florida Development Finance Corp.
Rev., 4.00%, 6/1/2026	110	107
Rev., 4.00%, 7/1/2027	290	294
Rev., 4.00%, 7/1/2028	150	151
Rev., 4.00%, 7/1/2029	155	155
Rev., 4.00%, 7/1/2030	215	214
Series 2022B, Rev., 5.00%, 7/1/2031 (d)	165	171
Series 2022A, Rev., 5.00%, 6/15/2032	270	283
Series 2022A, Rev., 5.00%, 6/15/2033	380	398
Series 2022A, Rev., 5.00%, 6/15/2034	400	418
Series 2022A, Rev., 5.00%, 6/15/2036	1,325	1,381
Series 2020A, Rev., 5.00%, 6/15/2040	500	519
Series 2022B, Rev., 5.00%, 7/1/2042 (d)	230	229
Lee County Industrial Development Authority Series 2022B2, Rev., 3.25%, 10/1/2026	500	495
Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,082
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2027	2,000	2,096
Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	515	563
School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,273
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2041 (c)	210	194
South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,458
St. Johns County School Board Series 2019A, COP, 5.00%, 7/1/2031	570	657
Total Florida		27,162
Georgia — 1.5%
Albany-Dougherty Inner City Authority, State University Projects
Rev., 5.00%, 7/1/2027	335	373
Rev., 5.00%, 7/1/2028	350	394
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (b)	500	558
Gainesville & Hall County Hospital Authority Series A, Rev., 5.00%, 2/15/2026	860	930
George L Smith II Congress Center Authority
Series 2021A, Rev., 2.38%, 1/1/2031	500	443
Series 2021B, Rev., 3.63%, 1/1/2031 (c)	415	384
Series 2021B, Rev., 5.00%, 1/1/2036 (c)	500	505
Georgia Housing & Finance Authority
Series 2017A, Rev., 4.00%, 12/1/2047	310	316
Series B, Rev., 4.00%, 12/1/2047	605	619
Total Georgia		4,522
Illinois — 5.2%
City of Aurora, Single Family Mortgage
Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	56	56
Series 2007-A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	67	68

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority
Rev., 4.00%, 11/1/2030	130	130
Rev., 4.00%, 11/1/2031	135	135
Series 2021A, Rev., 5.00%, 5/15/2032	135	137
Series C, Rev., 5.00%, 3/1/2033	365	389
Series 2021A, Rev., 5.00%, 5/15/2033	145	146
Rev., 4.00%, 11/1/2041	375	361
Illinois Housing Development Authority
Series C, Rev., 3.50%, 8/1/2046	465	471
Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 10/1/2049	1,505	1,545
Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505	539
Southern Illinois University, Housing and Auxiliary Facilities System
Series 2021A, Rev., 4.00%, 4/1/2027	775	821
Series 2021A, Rev., 4.00%, 4/1/2028	715	761
Series 2021A, Rev., 4.00%, 4/1/2029	400	428
Series 2021A, Rev., 4.00%, 4/1/2030	525	562
Series 2021A, Rev., 4.00%, 4/1/2031	500	537
Series 2021A, Rev., 5.00%, 4/1/2032	375	427
Series 2021A, Rev., 5.00%, 4/1/2033	300	341
Southwestern Illinois Development Authority, Flood Prevention District Council Project
Rev., 5.00%, 4/15/2026	250	273
Rev., 5.00%, 4/15/2027	365	408
Rev., 5.00%, 4/15/2028	390	442
Rev., 5.00%, 4/15/2029	290	333
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2025	1,945	2,085
Series 2022B, GO, 5.00%, 3/1/2031 (d)	665	728
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2035	1,170	1,364
GO, 5.00%, 12/15/2036	1,460	1,696
GO, 4.00%, 12/15/2037	1,000	1,048
Total Illinois		16,231
Indiana — 2.8%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	500	409
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (c)	570	526
County of St. Joseph, Economic Development, St. Mary's College Project Series 2017A, Rev., 5.00%, 4/1/2026	1,880	2,039
Indiana Finance Authority
Series 2012A, Rev., 5.00%, 10/1/2022 (f)	1,250	1,265
Series 2012A, Rev., 4.25%, 11/1/2030 (d)	750	768
Rev., 4.00%, 10/1/2034	165	166
Rev., 4.00%, 10/1/2035	220	221
Indiana Finance Authority, Rose-Hulman Institute of Technology Project
Rev., 5.00%, 6/1/2031	100	113
Rev., 4.00%, 6/1/2033	110	114
Indiana Health Facility Financing Authority Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,777

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Housing & Community Development Authority
Series 2021B, Rev., 4.00%, 4/1/2024	500	485
Series 2020A, Rev., 3.75%, 1/1/2049	905	922
Total Indiana		8,805
Iowa — 1.0%
Iowa Finance Authority
Rev., 5.00%, 9/1/2028	195	189
Rev., 5.00%, 9/1/2030	110	104
Rev., 5.00%, 9/1/2031	105	99
Rev., 5.00%, 9/1/2036	445	400
Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	940	951
Iowa Student Loan Liquidity Corp.
Series 2015A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,081
Series 2019B, Rev., AMT, 5.00%, 12/1/2029	300	337
Total Iowa		3,161
Kansas — 0.2%
City of Manhattan, Meadowlark Hills
Series 2022B-2, Rev., 2.38%, 6/1/2027	225	211
Series 2021A, Rev., 4.00%, 6/1/2036	300	281
Total Kansas		492
Kentucky — 0.6%
City of Hermiston Series 2022B, Rev., AMT, 3.70%, 1/1/2032 (c)	600	600
Kentucky Public Energy Authority Series 2022A-1, Rev., 4.00%, 8/1/2030 (b)	1,150	1,180
Total Kentucky		1,780
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Auth Rev., 5.00%, 10/1/2028	670	766
Louisiana Public Facilities Authority
Series 2021A, Rev., 5.00%, 6/1/2031 (c)	450	452
Series 2021A, Rev., 5.00%, 6/1/2036 (c)	385	365
Series 2021A, Rev., 5.00%, 6/1/2041 (c)	525	491
Series 2021A, Rev., 5.00%, 6/1/2042 (c)	440	402
Total Louisiana		2,476
Maine — 0.4%
City of Portland, General Airport Rev., 5.00%, 1/1/2031	370	414
Maine Health & Higher Educational Facilities Authority
Series 2020A, Rev., 4.00%, 7/1/2024 (f)	140	146
Series 2020A, Rev., 4.00%, 7/1/2024	110	114
Series 2020A, Rev., 4.00%, 7/1/2028 (f)	210	229
Maine State Housing Authority Series A, Rev., 4.00%, 11/15/2045	220	224
Total Maine		1,127
Maryland — 1.0%
County of Baltimore, McDonogh School Facility
Series 2019B, Rev., 3.00%, 9/1/2024	320	321
Series 2019B, Rev., 3.00%, 9/1/2025	475	476

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
County of Baltimore, Riderwood Village, Inc., Project
Rev., 4.00%, 1/1/2032	475	505
Rev., 4.00%, 1/1/2033	600	633
Maryland Health & Higher Educational Facilities Authority
Rev., 5.00%, 6/1/2029	150	164
Rev., 5.00%, 6/1/2031	175	192
Montgomery County Housing Opportunities Commission Series 2017A, Rev., 4.00%, 7/1/2048	740	756
Total Maryland		3,047
Massachusetts — 5.1%
Massachusetts Bay Transportation Authority Sales Tax Series 2012B-1, Rev., 5.00%, 7/1/2032	1,600	1,873
Massachusetts Clean Water Trust (The) Rev., 5.25%, 8/1/2024	3,000	3,213
Massachusetts Development Finance Agency
Rev., 5.00%, 1/1/2026	285	292
Rev., 5.00%, 1/1/2027	305	314
Rev., 5.00%, 1/1/2028	265	273
Rev., 5.00%, 1/1/2029	500	514
Series 2021G, Rev., 5.00%, 7/1/2029	150	167
Series 2021G, Rev., 5.00%, 7/1/2030	150	168
Rev., 5.00%, 1/1/2031	240	245
Rev., 5.13%, 1/1/2040	510	516
Massachusetts Health & Educational Facilities Authority Series L, Rev., 5.25%, 7/1/2033	820	1,027
Massachusetts Housing Finance Agency
Series 169, Rev., 4.00%, 12/1/2044	35	35
Series 183, Rev., 3.50%, 12/1/2046	105	106
Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	1,065	1,085
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	3,501
Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,374
Total Massachusetts		15,703
Michigan — 0.7%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2030	475	520
Series 2021A, GO, 5.00%, 4/1/2031	215	236
Eastern Michigan University Series 2017A, Rev., 5.00%, 3/1/2030	575	637
Michigan State Housing Development Authority Series B, Rev., AMT, 3.50%, 6/1/2047	460	465
Western Michigan University, Tax Exempt
Series 2021A, Rev., AGM, 5.00%, 11/15/2028	105	121
Series 2021A, Rev., AGM, 5.00%, 11/15/2029	100	117
Series 2021A, Rev., AGM, 5.00%, 11/15/2030	100	118
Total Michigan		2,214
Minnesota — 1.7%
City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,110
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project
Series 2021A, Rev., 4.00%, 7/1/2031	175	167
Series 2021A, Rev., 4.00%, 7/1/2041	445	396
Minneapolis Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	125	125

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Minnesota Housing Finance Agency
Rev., 5.25%, 8/1/2024	1,015	1,018
Rev., 5.25%, 8/1/2025	1,070	1,074
Rev., 5.25%, 8/1/2026	825	828
Series B, Rev., GNMA / FNMA / FHLMC COLL, 4.00%, 7/1/2047	355	362
Minnesota Office of Higher Education Rev., AMT, 5.00%, 11/1/2027	300	333
Total Minnesota		5,413
Mississippi — 0.4%
Mississippi Home Corp. Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048 (d)	1,070	1,097
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri Series 2018A, Rev., 5.00%, 6/1/2031	1,000	1,101
Missouri Housing Development Commission
Series 2106B, Rev., GNMA / FNMA / FHLMC COLL, 3.50%, 5/1/2041	630	640
Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.50%, 11/1/2050	1,635	1,656
Total Missouri		3,397
Nebraska — 0.6%
Madison County Hospital Authority No. 1
Rev., 5.00%, 7/1/2030	1,020	1,070
Rev., 5.00%, 7/1/2031	720	754
Total Nebraska		1,824
Nevada — 0.4%
Carson City Nevada Hospital
Rev., 5.00%, 9/1/2026	555	602
Rev., 5.00%, 9/1/2029	620	677
Total Nevada		1,279
New Hampshire — 2.1%
City of Manchester, School Facilities
Rev., NATL-RE, 5.50%, 6/1/2024	3,545	3,785
Rev., NATL - RE, 5.50%, 6/1/2027	900	1,029
New Hampshire Business Finance Authority
Rev., 4.00%, 1/1/2026	265	271
Rev., 4.00%, 1/1/2027	250	255
Rev., 4.00%, 1/1/2028	290	295
Rev., 4.00%, 1/1/2031	290	291
Rev., 4.00%, 1/1/2041	750	721
Total New Hampshire		6,647
New Jersey — 4.5%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2029	100	114
Series 2021A, Rev., AGM, 5.00%, 7/1/2030	100	115
Series 2021A, Rev., AGM, 5.00%, 7/1/2031	100	117
Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60	69
Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75	87
Series 2021A, Rev., AGM, 4.00%, 7/1/2036	100	103

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Series 2021A, Rev., AGM, 4.00%, 7/1/2037	75	77
Camden County Improvement Authority (The), Camden Prep High School Project
Rev., 4.00%, 7/15/2027 (c)	215	216
Rev., 5.00%, 7/15/2032 (c)	285	301
Rev., 5.00%, 7/15/2042 (c)	590	611
Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,310
Essex County Improvement Authority
Rev., 4.00%, 7/15/2023 (c)	115	117
Rev., 4.00%, 7/15/2025 (c)	370	377
Rev., 4.00%, 7/15/2027 (c)	400	408
Rev., 4.00%, 7/15/2029 (c)	430	434
Rev., 4.00%, 7/15/2030 (c)	200	201
Series 2021A, Rev., 5.00%, 8/1/2033	170	194
New Jersey Economic Development Authority
Series 2021QQQ, Rev., 5.00%, 6/15/2030	270	300
Series 2021QQQ, Rev., 5.00%, 6/15/2033	300	333
New Jersey Educational Facilities Authority
Series 2020A, Rev., 5.00%, 7/1/2033	350	382
Series 2020A, Rev., 5.00%, 7/1/2034	280	305
New Jersey Health Care Facilities Financing Authority
Series 2015A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,003
Series 2015A, Rev., AGM, 5.00%, 7/1/2023	820	850
Series 2015A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,174
New Jersey Higher Education Student Assistance Authority
Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	1,850
Series 2019A, Rev., 5.00%, 12/1/2024	1,100	1,175
New Jersey Housing & Mortgage Finance Agency
Series 2019D, Rev., 2.03%, 12/1/2022	1,000	1,000
Series 2018A, Rev., 4.50%, 10/1/2048	730	760
Total New Jersey		13,983
New Mexico — 0.3%
New Mexico Mortgage Finance Authority Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	935	959
New York — 6.4%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 3.50%, 7/1/2026	500	497
Rev., 4.00%, 7/1/2031	780	767
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2031	150	144
Series 2021A, Rev., 4.00%, 6/15/2041	135	122
Huntington Local Development Corp. Series 2021C, Rev., 3.00%, 7/1/2025	860	831
Metropolitan Transportation Authority Series 2012A, Rev., 5.00%, 11/15/2029	1,000	1,015
Monroe County Industrial Development Corp. Rev., 5.00%, 7/1/2029	1,000	1,121
New York City Industrial Development Agency Rev., AGM, 5.00%, 1/1/2031	500	563
New York City Municipal Water Finance Authority
Series FF, Rev., 5.00%, 6/15/2031	1,000	1,079
Series 2022EE, Rev., 5.00%, 6/15/2045	4,435	5,126

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 5.00%, 9/1/2027	1,325	1,437
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., 5.00%, 1/1/2025	1,750	1,803
Port Authority of New York and New Jersey, Consolidated Series 194, Rev., 5.00%, 10/15/2030	2,000	2,165
State of New York Mortgage Agency, Homeowner Mortgage
Series 197, Rev., 3.50%, 10/1/2044	575	582
Series 195, Rev., 4.00%, 10/1/2046	530	540
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 4.63%, 11/1/2031 (c)	1,250	1,130
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2027 (d)	140	147
Series 2022B, Rev., 5.00%, 1/1/2037 (d)	265	279
Series 2022B, Rev., 5.00%, 1/1/2041 (d)	250	261
Yonkers Economic Development Corp., Charter School of Educational Excellence Project Rev., 4.00%, 10/15/2030	355	347
Total New York		19,956
North Carolina — 1.3%
County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,117
North Carolina Capital Facilities Finance Agency, High Point University Rev., 5.00%, 5/1/2031	500	574
North Carolina Housing Finance Agency, Homeownership Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	555	570
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (b)	500	547
North Carolina Medical Care Commission, Lutheran Services for The Aging Series 2021A, Rev., 4.00%, 3/1/2031	290	270
North Carolina Medical Care Commission, The Forest at Duke Project
Rev., 4.00%, 9/1/2033	180	183
Rev., 4.00%, 9/1/2041	415	410
University of North Carolina at Charlotte (The)
Series 2020A, Rev., 5.00%, 10/1/2025	85	92
Series 2020A, Rev., 5.00%, 10/1/2027	200	225
Total North Carolina		3,988
North Dakota — 0.7%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2016D, Rev., 3.50%, 7/1/2046	245	248
Series D, Rev., 4.00%, 7/1/2046	625	637
Series 2017D, Rev., FHA, 4.00%, 1/1/2048	780	797
University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	500	501
Total North Dakota		2,183
Ohio — 4.5%
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825	924
Butler County Port Authority, Community First Solutions
Rev., 4.00%, 5/15/2037	210	221
Series 2021A, Rev., 4.00%, 5/15/2038	110	115
Series 2021A, Rev., 4.00%, 5/15/2039	115	120
Series 2021A, Rev., 4.00%, 5/15/2040	115	120
Series 2021A, Rev., 4.00%, 5/15/2041	125	130
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University
Rev., 4.00%, 5/1/2026	215	209
Rev., 5.00%, 5/1/2030	250	250
Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,658

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Northeast Ohio Medical University
Series 2021A, Rev., 5.00%, 12/1/2028	125	137
Series 2021A, Rev., 5.00%, 12/1/2030	65	71
Series 2021A, Rev., 4.00%, 12/1/2035	150	152
Ohio Higher Educational Facility Commission, Case Western University Project
Series 2019C, Rev., 1.63%, 12/1/2026 (b)	500	483
Series 2019B, Rev., 5.00%, 12/1/2031	750	856
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
Rev., 5.00%, 12/1/2027 (d)	275	290
Rev., 5.00%, 12/1/2032 (d)	100	104
Ohio Housing Finance Agency, Mortgage-Backed Securities Program
Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	405	414
Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2050	890	906
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2019A, Rev., 5.00%, 6/1/2029	2,645	3,074
Series B, Rev., 5.00%, 12/1/2029	1,615	1,760
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (c)	245	220
University of Akron (The), General Receipts Series 2019A, Rev., 5.00%, 1/1/2030	310	355
Youngstown State University, General Receipts
Rev., AGM, 4.00%, 12/15/2029	775	851
Rev., AGM, 4.00%, 12/15/2030	490	539
Total Ohio		13,959
Oregon — 0.5%
Salem Hospital Facility Authority, Capital Manor Project
Rev., 5.00%, 5/15/2028	155	163
Rev., 4.00%, 5/15/2029	130	129
Rev., 4.00%, 5/15/2047	400	364
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021B-3, Rev., 1.75%, 11/15/2026	170	160
Series 2021A, Rev., 5.00%, 11/15/2036	305	300
Series 2021A, Rev., 5.00%, 11/15/2046	500	471
Total Oregon		1,587
Other — 0.3%
Multifamily Housing Revenue Bond Pass-Through Certificates Series 8, Rev., 5.95%, 11/1/2023 (b)	885	886
Pennsylvania — 6.7%
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	670
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 5.00%, 7/1/2032	500	538
Cambria County General Financing Authority, Mount Aloysius Project Series 2021TT4, Rev., 4.00%, 11/1/2036	535	509
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 4.00%, 12/1/2024	345	360
Rev., 4.00%, 12/1/2025	250	264
Rev., 4.00%, 12/1/2026	250	267
Rev., 5.00%, 12/1/2027	200	226
Rev., 5.00%, 12/1/2035	175	199
Rev., 5.00%, 12/1/2036	185	210
Rev., 5.00%, 12/1/2037	200	227

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program
Series 2021TT1, Rev., 4.00%, 5/1/2036	100	99
Series 2021TT1, Rev., 4.00%, 5/1/2041	100	98
Delaware County Authority, Neumann University
Rev., 4.00%, 10/1/2022	200	201
Rev., 5.00%, 10/1/2023	240	248
Geisinger Authority Series 2020B, Rev., 5.00%, 2/15/2027 (b)	3,350	3,646
Lancaster Industrial Development Authority
Rev., 4.00%, 7/1/2031	430	416
Rev., 4.00%, 7/1/2037	170	158
Lehigh County Industrial Development Authority
Series 2021A, Rev., 4.00%, 5/1/2031	340	328
Series 2021A, Rev., 4.00%, 5/1/2041	885	776
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project Rev., 4.00%, 7/1/2041	750	759
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 4.00%, 8/15/2034	175	179
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 121, Rev., 3.50%, 10/1/2046	570	579
Series 122, Rev., 4.00%, 10/1/2046	190	194
Pennsylvania State University (The)
Series 2020E, Rev., 5.00%, 3/1/2029	710	819
Series 2020E, Rev., 5.00%, 3/1/2030	290	338
Series 2020E, Rev., 5.00%, 3/1/2031	710	821
Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project
Rev., 5.00%, 12/1/2023	2,020	2,108
Rev., AGM, 5.00%, 12/1/2026	1,550	1,719
Rev., AGM, 5.00%, 12/1/2027	680	759
Philadelphia Authority for Industrial Development, Electrical and Charter School Project Series 2021A, Rev., 4.00%, 6/1/2031	335	332
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project Series 2021A, Rev., 4.00%, 6/1/2041	175	157
Philadelphia Authority for Industrial Development, Russell Byers Charter School Project Rev., 5.00%, 5/1/2030	1,130	1,181
West Cornwall Township Municipal Authority, Lebanon Valley Brethren Home Project
Series 2021A, Rev., 4.00%, 11/15/2029	135	140
Series 2021A, Rev., 4.00%, 11/15/2030	190	196
Series 2021A, Rev., 4.00%, 11/15/2031	195	200
Series 2021A, Rev., 4.00%, 11/15/2036	365	370
Series 2021A, Rev., 4.00%, 11/15/2041	370	371
Total Pennsylvania		20,662
South Carolina — 0.6%
South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (c)	200	200
South Carolina State Housing Finance and Development Authority
Series 2017A, Rev., 4.00%, 1/1/2047	165	169
Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	440	449
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,087
Total South Carolina		1,905

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Dakota — 0.7%
South Dakota Housing Development Authority, Homeownership Mortgage
Series 2015D, Rev., 4.00%, 11/1/2045	705	721
Series 2019A, Rev., 4.00%, 5/1/2049	1,485	1,522
Total South Dakota		2,243
Tennessee — 1.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Series 2021B, Rev., 4.00%, 10/1/2031	220	213
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, The Blakeford at Green Hills Corp. Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,220
Metropolitan Government Nashville and Davidson County Health and Educational Facilities, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2030	105	102
Metropolitan Government of Nashville & Davidson County, Health and Educational Facilities Series 2021B, Rev., 4.00%, 10/1/2041	850	775
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000	935
Tennessee Housing Development Agency, Residential Finance Program
Series 2B, Rev., AMT, 4.00%, 7/1/2043	50	51
Rev., 3.50%, 1/1/2048 (d)	890	900
Total Tennessee		4,196
Texas — 4.8%
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2027	100	103
Series 2021A, Rev., 5.00%, 8/15/2028	40	41
Series 2021A, Rev., 4.00%, 8/15/2029	40	39
Series 2021A, Rev., 4.00%, 8/15/2030	40	39
Series 2021A, Rev., 4.00%, 8/15/2031	45	43
Arlington Higher Education Finance Corp., Kipp Texas, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2023	150	156
Rev., PSF-GTD, 5.00%, 8/15/2024	140	149
Rev., PSF-GTD, 5.00%, 8/15/2025	200	217
Rev., PSF-GTD, 5.00%, 8/15/2026	220	243
Rev., PSF-GTD, 5.00%, 8/15/2027	250	281
Arlington Higher Education Finance Corp., Newman International Academy
Rev., 4.00%, 8/15/2031	200	192
Rev., 5.00%, 8/15/2041	300	298
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 2.50%, 10/1/2031	275	238
Boerne School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2029	1,000	1,160
Brazos Higher Education Authority, Inc., Tax-Exempt Student Loan Program
Series 2020-1A, Rev., AMT, 5.00%, 4/1/2025	350	369
Series 2020-1A, Rev., AMT, 5.00%, 4/1/2026	500	533
City of Austin, Water and Wastewater System Rev., 5.00%, 11/15/2027	665	756
Clear Creek Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 1.35%, 8/15/2022 (b)	500	500
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Rev., PSF-GTD, 5.00%, 4/1/2029	130	148
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	225	193
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (f)	2,800	3,078
Houston Higher Education Finance Corp. Rev., 3.38%, 10/1/2037	250	240
Irving Hospital Authority
Series 2017A, Rev., 5.00%, 10/15/2026	250	272

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2017A, Rev., 5.00%, 10/15/2027	500	542
Midtown Redevelopment Authority
Rev., 4.00%, 1/1/2031	365	388
Rev., 4.00%, 1/1/2032	500	527
New Hope Cultural Education Facilities Finance Corp.
Rev., 4.00%, 1/1/2032 (d)	420	386
Rev., 4.00%, 11/1/2055	550	496
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2030	180	209
Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2031	200	235
Northside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 1.60%, 8/1/2024 (b)	340	335
Pasadena Independent School District, School Building, Unlimited Tax Series B, GO, PSF-GTD, 1.50%, 8/15/2024 (b)	750	740
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	500	468
State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	484
Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	455	469
Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2033	400	400
Total Texas		14,967
Utah — 2.4%
Mida Mountain Village Public Infrastructure District Rev., 4.00%, 8/1/2030 (c)	1,000	943
Military Installation Development Authority Series 2021A-1, Rev., 4.00%, 6/1/2036	250	217
Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	1,871
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 3.25%, 6/15/2031 (c)	535	486
Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	675	688
Utah Infrastructure Agency
Rev., 5.00%, 10/15/2027	130	139
Rev., 5.00%, 10/15/2032	310	326
Utah State Board of Regents, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	1,670	1,721
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,131
Total Utah		7,522
Vermont — 1.7%
Vermont Housing Finance Agency, Multiple Purpose Series B, Rev., AMT, 3.75%, 11/1/2045	405	410
Vermont Student Assistance Corp., Education Loan
Series 2016A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,030
Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,465
Series 2016A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,281
Total Vermont		5,186
Virginia — 0.7%
Henrico County Economic Development Authority
Rev., 3.00%, 10/1/2029	500	487
Rev., 3.00%, 10/1/2030	500	482
Virginia College Building Authority, Education Facilities, Regent University Project Rev., 5.00%, 6/1/2031	160	175
Virginia Small Business Financing Authority, Senior Lien Rev., 4.00%, 7/1/2032 (d)	1,000	1,021
Total Virginia		2,165

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — 3.5%
FYI Properties Rev., 5.00%, 6/1/2039	5,000	5,485
King County Housing Authority
Rev., 5.00%, 1/1/2027	125	138
Rev., 5.00%, 1/1/2028	125	140
Rev., 5.00%, 1/1/2029	125	141
Rev., 4.00%, 1/1/2031	330	355
Rev., 4.00%, 1/1/2034	500	530
Washington Health Care Facilities Authority, Multi-care Health System Series B, Rev., 5.00%, 8/15/2035	1,850	1,990
Washington Higher Education Facilities Authority, Seattle Pacific University Project Series 2020A, Rev., 5.00%, 10/1/2035	710	791
Washington State Housing Finance Commission, Single Family Program
Series 2A-R, Rev., 3.50%, 12/1/2046	115	116
Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	1,170	1,184
Total Washington		10,870
Wisconsin — 4.2%
Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	250	249
Public Finance Authority, College Achieve Central Charter School Project
Series 2021A, Rev., 5.00%, 6/15/2027 (c)	260	272
Series 2021A, Rev., 5.00%, 6/15/2029 (c)	285	296
Series 2021A, Rev., 5.00%, 6/15/2031 (c)	315	323
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2041	500	457
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (c)	200	151
Public Finance Authority, Roseman University of Health Rev., 4.00%, 4/1/2032 (c)	230	229
Public Finance Authority, Senior Lien, Grand Hyatt Series 2022A, Rev., 3.75%, 2/1/2032	200	196
Public Finance Authority, The Carmelite System, Inc., Obligated Group
Rev., 3.25%, 1/1/2025	580	585
Rev., 3.25%, 1/1/2026	1,545	1,548
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (c)	145	143
Public Finance Authority, Viticus Group Project Series 2022A, Rev., 4.00%, 12/1/2031 (c)	240	228
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2024	250	264
Rev., 5.00%, 7/1/2025	250	268
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Series 2017A, Rev., 5.00%, 9/1/2022 (f)	520	525
Series 2017A, Rev., 5.00%, 9/1/2023 (f)	550	571
Series 2017A, Rev., 5.00%, 9/1/2024 (f)	580	616
Series 2017A, Rev., 5.00%, 9/1/2025 (f)	235	255
Series 2017A, Rev., 5.00%, 9/1/2026 (f)	385	426
Series 2017A, Rev., 5.00%, 9/1/2027 (f)	785	885
Wisconsin Health and Educational Facilities Authority, Gundersen Health System Series 2021A, Rev., 4.00%, 10/15/2034	725	748
Wisconsin Health and Educational Facilities Authority, Lawrence University of Wisconsin Rev., 4.00%, 2/1/2023	280	283
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.
Series C, Rev., 5.00%, 2/15/2027	400	437
Series C, Rev., 5.00%, 2/15/2028	575	625
Series C, Rev., 5.00%, 2/15/2029	375	407

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,262
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2041	825	772
Total Wisconsin		13,021
Wyoming — 0.5%
Wyoming Community Development Authority
Series 5, Rev., 4.00%, 12/1/2046	505	517
Series 2020-2, Rev., 3.00%, 6/1/2049	945	938
Total Wyoming		1,455
Total Municipal Bonds (Cost $312,795)		301,705
	SHARES (000)
Short Term Investments — 3.7%
Investment Companies — 3.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (g) (h) (Cost $11,608)	11,606	11,610
Total Investments — 101.1% (Cost $324,403)		313,315
Liabilities in Excess of Other Assets — (1.1)%		(3,410)
NET ASSETS — 100.0%		309,905

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar

‡	Value determined using significant unobservable inputs.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(f)	Security is prerefunded or escrowed to maturity.

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2022.
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(12)	09/21/2022	USD	(1,541)	16

Abbreviations
USD	United States Dollar

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds
Alabama	$—	$1,750	$—	$1,750
Alaska	—	364	—	364
Arizona	—	8,882	—	8,882
California	—	14,048	—	14,048
Colorado	—	13,047	—(a)	13,047
Connecticut	—	6,029	—	6,029
Delaware	—	2,822	—	2,822
District of Columbia	—	6,693	—	6,693
Florida	—	27,162	—	27,162
Georgia	—	4,522	—	4,522
Illinois	—	16,231	—	16,231
Indiana	—	8,805	—	8,805
Iowa	—	3,161	—	3,161
Kansas	—	492	—	492
Kentucky	—	1,780	—	1,780
Louisiana	—	2,476	—	2,476
Maine	—	1,127	—	1,127
Maryland	—	3,047	—	3,047
Massachusetts	—	15,703	—	15,703
Michigan	—	2,214	—	2,214
Minnesota	—	5,413	—	5,413
Mississippi	—	1,097	—	1,097
Missouri	—	3,397	—	3,397
Nebraska	—	1,824	—	1,824
Nevada	—	1,279	—	1,279
New Hampshire	—	6,647	—	6,647
New Jersey	—	13,983	—	13,983
New Mexico	—	959	—	959
New York	—	19,956	—	19,956
North Carolina	—	3,988	—	3,988
North Dakota	—	2,183	—	2,183
Ohio	—	13,959	—	13,959
Oregon	—	1,587	—	1,587
Other	—	886	—	886
Pennsylvania	—	20,662	—	20,662
South Carolina	—	1,905	—	1,905
South Dakota	—	2,243	—	2,243
Tennessee	—	4,196	—	4,196
Texas	—	14,967	—	14,967
Utah	—	7,522	—	7,522
Vermont	—	5,186	—	5,186
Virginia	—	2,165	—	2,165
Washington	—	10,870	—	10,870
Wisconsin	—	13,021	—	13,021

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Wyoming	$—	$1,455	$—	$1,455
Total Municipal Bonds	—	301,705	—(a)	301,705
Short-Term Investments
Investment Companies	11,610	—	—	11,610
Total Investments in Securities	$11,610	$301,705	$—(a)	$313,315
Depreciation in Other Financial Instruments
Futures Contracts	$16	$—	$—	$16

(a)	Amount rounds to less than one thousand.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (a) (b)	$4,996	$50,383	$43,770	$—(c)	$1	$11,610	11,606	$12	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
(c)	Amount rounds to less than one thousand.